Other non-current assets	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Other non-current assets	Other non-current assets
Other non-current assets consist of the following (in USD thousands):

	December 31,
	2023	2022
Research tax credit receivable	$4,743	$3,342
Guarantee deposits	1,357	941
Total	$6,100	$4,283